Income Taxes	12 Months Ended
Mar. 31, 2024
TextBlock1 [Abstract]
Income Taxes
(23) Income Taxes
(a) Income Tax Expense
Profit before income taxes and income tax expense for the years ended March 31, 2022, 2023 and 2024 consist of the following:

	Yen (millions)
	2022			2023			2024
	Japan	Foreign	Total	Japan	Foreign	Total	Japan	Foreign	Total
Profit (loss) before income taxes	¥(42,213)	¥1,112,403	¥1,070,190	¥(40,638)	¥920,203	¥879,565	¥148,651	¥1,493,733	¥1,642,384

Income tax expense (benefit):
Current taxes	9,539	277,894	287,433	12,699	353,611	366,310	19,081	606,077	625,158
Deferred taxes	(4,081)	26,137	22,056	(92,631)	(111,423)	(204,054)	34,265	(199,629)	(165,364)

Total	¥5,458	¥304,031	¥309,489	¥(79,932)	¥242,188	¥162,256	¥53,346	¥406,448	¥459,794

The benefits of deferred taxes in Japan for the year ended March 31, 2023, include tax benefits of ¥
96,195
 million resulting from the recognition of deferred tax assets previously unrecognized on tax losses, tax credits and deductible temporary differences since we consider it probable that future taxable profit would be available in the consolidated group under the Japanese Group Relief System, which consists of the Company and its certain consolidated subsidiaries in Japan.
The statutory income tax rate in Japan
i
s approximately 30.2% for each of the years in the three-year period ended March 31, 2024. The foreign subsidiaries are subject to taxes based on income at rates ranging from 16.0% to 34.0%.
The Japanese statutory income tax rate for the years ended March 31, 2022, 2023 and 2024 differs from the average effective tax rate for the following reasons:

	2022	2023	2024
Statutory income tax rate	30.2%	30.2%	30.2%
Difference in statutory income tax rates of foreign subsidiaries	(4.5)	(6.3)	(5.4)
Effects of investments accounted for using the equity method	(5.7)	(4.0)	(2.0)
Effects of undistributed earnings and withholding taxes on royalty	7.1	11.3	6.1
Changes in unrecognized deferred tax assets	1.4	(10.3)	0.1
Effects of income and expense not taxable and deductible for tax purpose	0.0	0.1	0.0
Effects of tax credit	(0.9)	(2.9)	(2.6)
Other adjustments relating to prior years	(0.1)	(0.5)	(0.1)
Adjustments for the uncertain tax treatments on income taxes	0.9	0.6	0.1
Adjustments for the changes in income tax laws	0.1	(0.6)	0.2
Other	0.4	0.8	1.4

Average effective tax rate	28.9%	18.4%	28.0%

(b) Deferred Tax Assets and Deferred Tax Liabilities
The components by major factor in deferred tax assets and deferred tax liabilities as of March 31, 2023 and 2024 are as follows:

	Yen (millions)
	2023	2024
Deferred tax assets:
Inventories	¥51,604	¥60,476
Accrued expenses	56,926	75,627
Provisions	133,007	170,286
Property, plant and equipment	27,854	40,470
Intangible assets	47,995	75,630
Retirement benefit liabilities	64,275	59,951
Lease liabilities*	70,522	72,720
Carryforward of unused tax losses	108,106	95,400
Carryforward of unused tax credit	14,930	11,387
Other*	106,043	105,431

Total	¥681,262	¥767,378

Deferred tax liabilities:
Property, plant and equipment*	¥173,881	¥154,256
Intangible assets	182,258	195,662
Other financial assets	59,275	55,074
Operating leases	772,991	776,937
Undistributed earnings	60,914	71,577
Retirement benefit assets	56,932	37,780
Receivables from financial services	68,005	63,070
Other	78,514	97,233

Total	¥1,452,770	¥1,451,589

Net deferred tax assets (liabilities)	¥(771,508)	¥(684,211)

Explanatory note:

*
Honda has adopted “Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)” with a date of initial application of April 1, 2023 and the comparative information has been retrospectively adjusted.

The changes in deferred tax assets and deferred tax liabilities recognized as income tax expense in the consolidated statements of income for the years ended March 31, 2022, 2023 and 2024 are as follows:

	Yen (millions)
	2022	2023	2024
Inventories	¥(9,865)	¥(7,407)	¥(8,335)
Provisions	(3,491)	(27,854)	(26,423)
Property, plant and equipment* 1	(5,960)	19,079	(41,544)
Retirement benefit liabilities (assets)	(4,991)	(4,149)	(1,840)
Operating leases	(35,308)	(153,429)	(93,321)
Undistributed earnings	4,198	(1,005)	8,355
Carryforward of unused tax losses	(1,608)	(42,172)	17,652
Carryforward of unused tax credit	16,102	9,504	4,238
Other* 1 * 2	62,979	3,379	(24,146)

Total	¥22,056	¥(204,054)	¥(165,364)

Explanatory notes:

*1
Honda has adopted “Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)” with a date of initial application of April 1, 2023 and the comparative information has been retrospectively adjusted.

*2	The income tax expense recognized due to the decrease of deferred tax assets arising from accrued expenses included in other as of March 31, 2022 is ¥27,321 million.
Honda considers the probability that a portion of, or all of, the deductible temporary differences, carryforward of unused tax losses and carryforward of unused tax credit can be utilized against future taxable profits in the recognition of deferred tax assets. In assessing recoverability of deferred tax assets, management considers the scheduled reversal of deferred tax liabilities, projected future taxable profit and tax planning strategies. Based upon the level of historical taxable profit and projections for future taxable profit over the periods for which the deferred tax assets are deductible, management believes it is probable that Honda will utilize the benefits of these deferred tax assets as of March 31, 2023 and 2024. Uncertainty of estimates of future taxable profit could increase due to changes in the economic environment surrounding Honda, effects by market conditions, effects of currency fluctuations or other factors. Deferred tax assets recognized by entities that have suffered a loss in either the preceding or current period are ¥19,414 million and ¥629 million as of March 31, 2023 and 2024, respectively.
Deductible temporary differences, carryforward of unused tax losses and carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2023 and 2024 are as follows:

	Yen (millions)
	2023	2024
Deductible temporary differences	¥391,536	¥446,655
Carryforward of unused tax losses	532,191	439,849
Carryforward of unused tax credit	35,629	65,643

The components by expiry of the carryforward of unused tax losses for which deferred tax assets are not recognized as of March 31, 2023 and 2024 are as follows:

	Yen (millions)
	2023	2024
Within 1 year	¥13,331	¥4,088
Between 1 and 5 years	82,173	95,320
Between 5 and 20 years	107,052	55,480
Indefinite periods	329,635	284,961

Total	¥532,191	¥439,849

The components by expiry of the carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2023 and 2024 are as follows:

	Yen (millions)
	2023	2024
Within 1 year	¥5	¥38
Between 1 and 5 years	35,611	65,574
Between 5 and 20 years	13	31
Indefinite periods	—	—

Total	¥35,629	¥65,643

The aggregate amounts of temporary differences relating to investments in subsidiaries and interests in joint ventures for which deferred tax liabilities are not recognized as of March 31, 2023 and 2024 are ¥6,956,545 million and ¥8,112,152 million, respectively.
(c) Global minimum taxation
The Pillar Two model rules released by the Organisation for Economic Co-operation and Development (OECD) have been enacted, or substantively enacted, in certain jurisdictions in which Honda operates. In Japan, the Act for Partial Amendment to the Income Tax Act, etc. (Act No. 3 of 2023) to implement the global minimum tax rule has been enacted. The Company and its certain domestic subsidiaries will be additionally taxed on the income of their foreign subsidiaries and joint ventures that are taxed below
15
% in the tax jurisdictions where these subsidiaries and joint ventures are located. Since the enacted global minimum tax rule in Japan is effective from the fiscal years beginning on or after April 1, 2024, there is no current tax impact for the year ended March 31, 2024. If the global minimum tax rule had applied for the year ended March 31, 2024, the impact of it on the Company’s consolidated financial statements would have reasonably been estimated to be immaterial.